Allowance for Loan Losses - Summary of Loans Deemed Impaired and Specific Reserves Allocated by Class (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	$ 6,016	$ 8,288	$ 18,321
Recorded Investment With No Allowance	2,383	3,576	9,263
Recorded Investment With Allowance	3,095	3,985	8,290
Related Allowance	181	456	2,387
Average Recorded Investment	6,384	9,996	19,874
Interest Income	253	361	711
Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	97	98	377
Recorded Investment With No Allowance	80	68	291
Recorded Investment With Allowance	17	30	86
Related Allowance	2	30	67
Average Recorded Investment	81	117	845
Interest Income	4	7	21
Real Estate - Commercial [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	620	1,820	6,808
Recorded Investment With No Allowance	498	1,242	3,962
Recorded Investment With Allowance	122	389	2,375
Related Allowance	9	145	507
Average Recorded Investment	1,121	2,641	7,089
Interest Income	42	73	328
Other Real Estate Construction [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	840	934	2,034
Recorded Investment With No Allowance	195	342	247
Recorded Investment With Allowance	107	54	1,739
Related Allowance	7	4	945
Average Recorded Investment	281	1,108	2,078
Interest Income	3	6	17
Real Estate 1-4 Family Construction [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	13	20	374
Recorded Investment With No Allowance			25
Recorded Investment With Allowance	13	20	349
Related Allowance		1	16
Average Recorded Investment	16	109	380
Interest Income	1	1	23
Real Estate - Residential [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	4,343	5,298	8,197
Recorded Investment With No Allowance	1,507	1,865	4,619
Recorded Investment With Allowance	2,836	3,433	3,329
Related Allowance	163	257	530
Average Recorded Investment	4,798	5,865	8,507
Interest Income	200	268	300
Home Equity [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	28	49	415
Recorded Investment With No Allowance	28	30	58
Recorded Investment With Allowance		19	357
Related Allowance		19	279
Average Recorded Investment	50	73	819
Interest Income	1	2	8
Consumer Loans [Member]
Financing Receivable, Impaired [Line Items]
Unpaid Principal Balance	75	69	116
Recorded Investment With No Allowance	75	29	61
Recorded Investment With Allowance		40	55
Related Allowance			43
Average Recorded Investment	37	83	156
Interest Income	$ 2	$ 4	$ 14